Issued Capital - Summary of Capital Issued (Parenthetical) (Detail) - shares	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure of Capital and Reserve [line items]
Common shares outstanding	453,635,246	453,295,679	453,069,254	452,969,332	452,775,834	452,318,526
Issued Capital [member]
Disclosure of Capital and Reserve [line items]
Common shares issued	453,635,246		453,069,254
Common shares outstanding	453,635,246		453,069,254